Lease - Summary of maturity analysis for finance lease receivables (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 52,265
Unrealized finance income	1,941
Net investment in the lease	50,324
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	26,004
1 year ~ 2 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	15,732
2 year ~ 3 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	6,794
3 year ~ 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	3,044
4 year ~ 5 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	678
More than 5 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 13